SCHEDULE OF SECURED LONG-TERM BANK LOAN BALANCES (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Short-Term Debt [Line Items]
Total	$ 6,065,321	$ 6,052,583	$ 6,052,583
Bank Loan One [Member]
Short-Term Debt [Line Items]
Total	1,000,368	1,066,296
Bank Loan Two [Member]
Short-Term Debt [Line Items]
Total	4,464,732	4,364,520
Bank Loan Three [Member]
Short-Term Debt [Line Items]
Total	$ 600,221	$ 621,767